Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SMI Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	1.00%	1.38%	1.63%
Rate of compensation increase	4.00%	4.25%	4.25%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	1.00%	1.38%	1.63%
Expected long-term return on plan assets	2.00%	1.75%	1.75%
Rate of compensation increase	4.00%	4.25%	4.25%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate		3.60%	4.10%
Rate of compensation increase		3.00%	3.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate		3.60%	4.10%
Expected long-term return on plan assets		1.40%	1.10%
Rate of compensation increase		3.00%	3.50%